CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenues:
Total revenues	$ 3,030,895	$ 2,782,170	$ 2,619,996
Cost of revenues:
Total cost of revenues	1,710,972	1,606,743	1,527,250
Gross Profit	1,319,923	1,175,427	1,092,746
Operating expenses:
Selling, general, and administrative	716,731	669,937	631,978
Research and development	65,546	63,038	60,782
Restructuring Costs	673	30,987	103
Total operating expenses	782,950	763,962	692,863
Income (loss) from operations	536,973	411,465	399,883
Non-operating expenses, net:
Interest expense	40,279	45,015	50,629
Interest income and miscellaneous expense	(1,987)	(3,020)	(5,728)
Total non-operating expenses, net	38,292	41,995	44,901
Income (loss) before income tax expense (benefit)	498,681	369,470	354,982
Income tax expense (benefit)	90,876	64,394	63,360
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	407,805	305,076	291,622
Net Income (Loss) Attributable to Noncontrolling Interest	200	1,025	707
Net (loss) income	$ 407,605	$ 304,051	$ 290,915
Net income (loss) per common share
Basic	$ 4.81	$ 3.59	$ 3.42
Diluted	4.76	3.56	3.39
Cash dividends declared per common share outstanding	$ 1.45	$ 1.33	$ 1.21
Service [Member]
Revenues:
Total revenues	$ 1,628,107	$ 1,486,145	$ 1,399,363
Cost of revenues:
Cost of Goods and Services Sold	960,770	904,448	881,073
Product [Member]
Revenues:
Total revenues	1,402,788	1,296,025	1,220,633
Cost of revenues:
Cost of Goods and Services Sold	$ 750,202	$ 702,295	$ 646,177